Fees Summary	Nov. 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 78,277,839.64
Previously Paid Amount	0.00
Total Fee Amount	10,810.17
Total Offset Amount	0.00
Net Fee	$ 10,810.17